10. Derivative Financial Instruments (Details - Significant inputs)	12 Months Ended
Mar. 31, 2021 $ / shares
Quoted market price on valuation date	0.0058
Contractual term to maturity	0.24 Years – 0.87 Years
Equivalent Volatility	190.74% - 374.31%
Interest rate	8.00%
Minimum [Member]
Contractual conversion rate	$ 0.0031
Maximum [Member]
Contractual conversion rate	$ 0.01